Loss on Sale of Subsidiary - Schedule of information about consideration received (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Consideration:
Loss on disposal	$ (23,442,219)	$ 0
Boden Technologies AB [Member]
Consideration:
Cash	10
Receivable	1,821,454
Net Assets	1,821,464
Less: Net assets derecognized	(25,263,683)
Loss on disposal	$ (23,442,219)